LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Vehicles [Member]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	3 years
Limco Piedmont Inc [Member]
Monthly rent payments owed on leased properties	$ 4,100
Lease expense	$ 633	$ 510	$ 494
Lease expiration date	Mar. 31, 2030
TAT Industries [Member]
Lease expense	$ 1,188	$ 787	$ 767
Lease expiration date	Dec. 31, 2024
Rental fee	$ 400